Available for Sale Securities Amortized Cost Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, amortized cost	$ 62	$ 32
Due after one year through five years, amortized cost	951	1,012
Due after five years through ten years, amortized cost	2,658	1,864
Due after ten years, amortized cost	22,007	18,539
Available for sale securities, amortized costs, total	49,704	42,924
Due in one year or less, fair value	62	32
Due after one year through five years, fair value	980	1,040
Due after five years through ten years, fair value	2,679	1,876
Due after ten years, fair value	22,690	19,019
Available-for-sale Securities, Fair Value Disclosure, total	50,857	43,931
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	23,771	21,187
Available for sale debt securities without a single maturity date, fair value	24,190	21,665
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Available for sale equity securities without a single maturity date, amortized cost	15	15
Available for sale equity securities without a single maturity date, fair value	13	25
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Available for sale debt securities without a single maturity date, amortized cost	240	275
Available for sale debt securities without a single maturity date, fair value	$ 243	$ 274